PROPERTY AND EQUIPMENT (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Less - Accumulated Depreciation	$ (108,107)	$ (106,115)
Computers - 3 Year Estimated Useful Life	108,622	108,622
Property And Equipment, Net	$ 515	2,507	$ 10,020
Computer Equipment [Member]
Computers - 3 Year Estimated Useful Life		108,622	108,622
Less - Accumulated Depreciation		(106,115)	(98,602)
Property And Equipment, Net		$ 2,507	$ 10,020